United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08359
                                   ---------------------------------------------

                               The Westport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

    Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878
                                                   -----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  12/31/05
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Westport Funds Annual Report



                           The Westport Funds [LOGO]

                                 Annual Report
                               December 31, 2005

                                  888-593-7878

                                    website:
                             www.westportfunds.com

                          [WESTPORT INVESTMENTS LOGO]

Letter to Shareholders                                          January 14, 2006
================================================================================

Dear Fellow Shareholder:

In general, 2005 was a positive, but uninspiring year as the domestic equity market, as measured by the Standard & Poors 500 Index ("S&P 500"), finished 2005 with a total return of 4.9%. After a loss in the first half as recorded by the S&P 500, a third quarter reversal turned the full year positive. The third quarter rally resulted from a number of factors, including a reacceleration of economic growth, continued double-digit earnings gains, a retreat in oil prices and an expectation of an early end to monetary tightening by the Federal Reserve ("Fed") due to tame inflation, excluding energy prices. Despite the effects of Hurricanes Katrina and Rita and further interest rate increases, the advance continued into the fourth quarter.

Results of The Westport Funds were somewhat mixed. Although the total return for the Westport Select Cap Fund in 2005 was 8.6% compared to a 4.6% total return for the Russell 2000 Index, the total return of 11.6% for the Westport Fund in 2005 trailed the 12.7% total return of the Russell Midcap Index. A key focus for the Westport Funds is investing in corporate turnarounds (i.e., companies with correctable problems). Although the time required for a successful turnaround is often longer than initially expected, it was a surprise when the operations of three of the Westport Fund's turnaround investments deteriorated shortly after purchase. The corresponding stock price declines for these three companies collectively exceeded the 2005 shortfall of the Westport Fund by a significant margin.

                                Table of Results
                               THE WESTPORT FUNDS
                       Total Returns* -- December 31, 2005

                                                Five Years        Since
                                                   Ended       Inception(i)
                                  One Year       12/31/05       to 12/31/05
                                   Ended         (Average       (Average
Fund or Index                     12/31/05        Annual)        Annual)
-------------                   ------------   ------------   ------------
Westport Select Cap Fund -
  Class R(ii)                       8.6%           7.8%           13.3%
Russell 2000(R) Index               4.6%           8.2%            6.9%

Westport Fund - Class R(iii)       11.6%           7.8%           12.7%
Russell Midcap(R) Index(iv)        12.7%           8.5%            9.8%

* The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Comments

The positive performance of the Westport Select Cap Fund relative to its benchmark is primarily the result of excellent returns from a number of companies combined with only a few disappointments. Caremark Rx, Inc., a pharmacy benefit manager and the Westport Select Cap Fund's largest position, appreciated more than 30% in 2005. The company recording the largest gain, at more than 130%, during the year, was JLG Industries Inc., a manufacturer of aerial work platforms. Precision Castparts Corp., a manufacturer of specialty metallic components, Orient Express Hotels Ltd., an owner-operator of luxury international hotels, Darden Restaurants Inc., the operator of the Olive Garden and Red Lobster brands, and Brown & Brown Inc., an insurance broker, all had appreciation greater than 40% for the year. Finally, Trizetto Group Inc., a healthcare information technology company, provided a return in excess of 78%.

A high level of merger and acquisition activity involving domestic companies produced positive returns for a number of Westport Select Cap Fund portfolio holdings in 2005. The most important of these was the gain of more than 45% from Unocal Corp., an international oil and gas company, which resulted from Chevron Corp.'s purchase of the company. Western Wireless Corp., a domestic rural and international telephone operator, experienced a price increase of more than 40% with its takeover by Alltel Corp. Other acquisitions of portfolio holdings of the Westport Select Cap Fund included First National Bankshares of Florida, Inc., a regional bank holding company, by Fifth Third Bancorp; Overnite Corp., a less-than-truckload carrier, by United Parcel Service Inc.; Priority Healthcare Corp., a specialty pharmaceutical provider by Express Scripts, Inc.; Hudson United Bancorp., a New England regional bank, by TD Banknorth, Inc.; Peregrine Systems Inc., a software provider, by Hewlett-Packard Corp.; and Insight Communications Company, Inc., a cable television operator, by its management team and The Carlyle Group, a private equity firm. On the negative side, only two companies in the Westport Select Cap Fund saw meaningfully disappointing results in 2005. The single worst performance was by Young Broadcasting Inc., a television operator whose price declined nearly 75% for the year. Two factors contributed to this decline. First, the company's San Francisco television station, operating as an independent, has not gained the ratings needed for a solid financial performance, and second, the Federal Communications Commission still has not implemented a rule change that would allow the sale of the station for its maximum value. The other disappointing performer was CACI International Inc., a systems integrator primarily servicing the U. S. government, which declined over 15% for the year. This was after excellent performance in 2004 when it appreciated nearly 60%. Taken together, the impact from these two companies on the portfolio for 2005 was a negative 1.1 percentage point.

As noted above, three of the Westport Fund's turnaround investments were responsible for the Fund's underperformance relative to its benchmark, contributing a negative 2.5 percentage points. The first investment was in Diebold Inc., a market share leader in the ATM business with a promising electronic voting systems business. However, Diebold's recent financial results demonstrated that it did not have its costs under control and that it was slow in reacting to a competitive challenge in the regional bank ATM market. With recent management changes including a new CEO completed, the turnaround now appears underway. The second turnaround investment was in International Rectifier Corp., a technology leader in the design and manufacture of discrete semiconductors. Despite solid market demand for these semiconductors, which is being driven by consumer electronic devices, the company manufactured too many commodity and not enough proprietary chips, resulting in excess inventory and a revenue shortfall. A capacity addition for its proprietary semiconductors is now coming on line. The third disappointment was Petco Inc., a superstore pet retailer. Petco's shares declined when it reported an accounting problem, which created an attractive buying opportunity. Although the accounting issues were resolved fairly quickly, escalating gasoline prices reduced customer visits, as well as the company's revenues and earnings. The Westport Fund's Petco Inc. position was sold for a tax loss. Another holding that underperformed in 2005 was, Abbott Laboratories, which recorded a small loss for the year after reporting disappointing results in human trials on two important drugs in its development pipeline.

In terms of industry groups, energy related holdings were the largest positive contributor to the Westport Fund's performance in 2005. EOG Resources Inc., primarily a domestic oil and gas explorer, appreciated over 105%, while Helmerich and Payne Inc., a land driller, appreciated more than 80% for the year. Positive global economic forecasts and tensions in the Middle East for 2006 suggest continued demand growth and elevated crude oil prices. Retailers also added positively to the Westport Fund's 2005 results. Neiman Marcus Group, Inc., Too, Inc. and Claire's Stores, Inc. appreciated 50%, 44% and 38%, respectively. Neiman Marcus Group, Inc. was acquired during the year by a group of private equity firms. Too, Inc. and Claire's Stores, Inc. were purchased in anticipation of merchandising turnarounds that occurred more quickly than expected. Other significant positive contributors, all with appreciation above 30%, included Ceridian Corp, a human resources information services provider, Texas Instruments, Inc., a leading semiconductor manufacturer, along with Precision Castparts Corp., Caremark Rx, Inc. and Trizetto Group, Inc. Lagging industry groups in the Westport Fund included Radio Broadcasting/CableTV/ Advertising as well as Regional Banks and Thrifts.

Outlook

After the technology bubble burst in 2000, the Fed adopted an accommodative monetary policy to cushion the economy from its effects. In June 2004, the Fed judged its policy a success and began to withdraw the excess liquidity from the financial system. After 13 consecutive 0.25 percentage point increases in the fed funds rate, the Fed announced in a statement issued at its December 13, 2005 meeting that its monetary policy was no longer accommodative. An important derivative effect of the Fed reducing short-term interest rates to a low level and slowly raising them, has combined with two other factors to elevate real estate prices to a level that some have labeled a "housing bubble." The other contributing factors are foreign investment into US Treasury and mortgage backed securities that helped to hold down long-term interest rates, and, innovative mortgage vehicles that decrease initial payments. The added wealth from house price appreciation supports domestic household consumption in excess of disposable income. According to John Makin, a noted economist, easy access to real estate appreciation through mortgage equity withdrawal encourages owners to view the gain as income. In his December 20, 2005 economic essay, Makin observed that "American households feel wealthier than they did in the past when the value of their principle asset - owner-occupied real estate - rises because they already possess a checkbook or a credit card that enables them to spend that increase in value as if it were an extra paycheck." (v) A sizeable portion of this wealth-based consumption is expended on foreign-produced consumer goods further enlarging the US current account deficit. Foreign entities invest enough of the proceeds to balance the flows of goods and financial assets, continuing the cycle.

Both Australia and the United Kingdom have experienced a similar economic imbalance as a result of rapidly escalating residential real estate prices. In each country, the central bank undertook a program of monetary tightening to rein in escalating real estate prices. As a result, real estate prices in both countries flattened along with growth in consumer spending without pushing either of the economies into recession. The Fed's withdrawal from monetary accommodation over the last eighteen months suggests a similar path for the US economy.

The Fed's tightening campaign has flattened the yield curve by raising short term Treasury yields to a level similar to the long term Treasury yield. Even though, historically, a flat yield curve has often correctly forecast an economic recession, neither a recession nor a sharp slowdown in economic growth is likely at present for two reasons. First, the return on short term Treasuries minus inflation is not large, and according to a Fed study, the yield curve would be steeper by more than 100 basis points if not for foreign purchases of long term Treasury securities. Second, the US economy has significant momentum with real GDP growth of about 3.7% in the first three quarters of 2005. Slower growth is anticipated for the fourth quarter but from unusual factors - two hurricanes and manufacturers incentives that shifted auto sales to the third quarter. However, if the housing market doesn't show signs of slowing, the Fed is likely to tighten further, pressuring the economy.

Another important factor likely to impact the global economy in 2006 is the rise in energy prices. Prior to 2005, many economists believed that a price sustained above $50 a barrel for light crude oil would slow the US economy dramatically. However, this did not happen in 2005 even when light crude prices averaged about $56. In fact, crude oil touched a high near $71 per barrel after Hurricanes Katrina and Rita disrupted refinery operations on the Gulf Coast and production in the Gulf of Mexico, and retreated to slightly below $58 per barrel as the situation stabilized. Assuming that global economic growth remains near current levels with no supply disruption, oil prices are likely to remain elevated. However, a new risk to oil supply and prices and therefore to the global economy and world financial markets is Iran's nuclear ambition, as there is currently limited global capability to replace Iranian oil exports. While the Federal Reserve works to engineer an economic soft landing, 2006 is likely to witness a higher level of volatility in financial markets than has been present in recent years.

There are several positive factors influencing the domestic equity markets. Valuation improved during 2005 thanks to a modest level of price appreciation for stocks and double-digit corporate earnings growth. The price earnings ratio (P/E) for the S&P 500 at the beginning of 2006 is approximately 15 versus about
16.5 at the beginning of 2005. This is based on anticipated operating earnings at the beginning of each year including a reduction for 2006 of approximately 3% for stock option expenses. Corporate merger and acquisition activity which increased significantly during 2004 and 2005 is likely to continue at a high level as acquisitions have become an important means for achieving revenue growth. Private equity firms continue to raise large pools of equity capital that can be leveraged three to five times, also supporting the level of acquisition activity. There will be opportunities for The Westport Funds to earn reasonable returns from investing in attractively priced companies in 2006.

We would like to thank our shareholders for their continuing support.

Sincerely,

/s/Edmund H. Nicklin, Jr.                        /s/Andrew J. Knuth
------------------------                         ------------------
Edmund H. Nicklin, Jr.                           Andrew J. Knuth

(i) The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.

(ii) The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 20.

(iii) The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 18.

(iv) The Russell Midcap(R) Index is an index comprised of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 25% of the total market capitalization of the Russell 1000(R) (an index of the 1,000 largest companies in the Russell 3000(R) Index). The Russell 2000(R) Index, representing approximately 8% of the U.S. equity market, is an index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000(R) Index (an index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets). You should note that The Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses.

(v) "The Fed: Pulling on a Rubber Band," by John H. Makin, Economic Outlook, American Enterprise Institute Online, December 20, 2005.

        Comparison of the Change in Value of a $10,000 Investment in the Westport Fund - Class R and the Russell Midcap(R) Index

  [The following table was depicted as a line chart in the printed material.]

  Date          Westport Fund - Class R         Russell Midcap Index
--------        -----------------------         --------------------
12/31/97               10,000                         10,000
06/30/98               11,170                         10,914
12/31/98               11,220                         11,008
06/30/99               13,470                         12,146
12/31/99               16,396                         13,016
06/30/00               16,985                         13,683
12/31/00               17,820                         14,090
06/30/01               18,267                         13,814
12/31/01               18,531                         13,298
06/30/02               17,818                         12,540
12/31/02               15,398                         11,146
06/30/03               16,952                         12,870
12/31/03               19,919                         15,611
06/30/04               20,811                         16,651
12/31/04               23,276                         18,767
06/30/05               24,888                         19,503
12/31/05               25,981                         21,143

                            Westport Fund - Class R
                          Average Annual Total Returns

                    1 Year     5 Years     Since Inception*
                    ------     -------     ----------------
                    11.62%      7.83%           12.68%

Past performance is not predictive of future performance.

        Comparison of the Change in Value of a $10,000 Investment in the Westport Select Cap Fund - Class R and the Russell 2000(R) Index

  [The following table was depicted as a line chart in the printed material.]

  Date          Westport Select Cap Fund - Class R    Russell 2000 Index
--------        ----------------------------------    ------------------
12/31/97                     10,000                          10,000
06/30/98                     11,180                          10,493
12/31/98                     11,540                           9,745
06/30/99                     14,360                          10,651
12/31/99                     16,470                          11,817
06/30/00                     17,630                          12,174
12/31/00                     18,710                          11,458
06/30/01                     20,116                          12,244
12/31/01                     20,247                          11,744
06/30/02                     19,227                          11,192
12/31/02                     17,166                           9,339
06/30/03                     19,102                          11,008
12/31/03                     22,683                          13,752
06/30/04                     23,245                          14,671
12/31/04                     25,046                          16,271
06/30/05                     26,597                          16,068
12/31/05                     27,208                          17,012

                       Westport Select Cap Fund - Class R
                          Average Annual Total Returns

                    1 Year     5 Years     Since Inception*
                    ------     -------     ----------------
                     8.63%      7.78%           13.33%

Past performance is not predictive of future performance.

* The charts above represent the performance of Class R shares only, which may vary from the performance of Class I shares based on differences in expenses paid by shareholders in the different classes. The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Commencement of operations of Class R shares was December 31, 1997. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

Schedule of Shareholder Expenses (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of the Westport Funds, you do not incur any transaction costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

Actual Expenses

The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds' acutal expense ratios and assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher. As a shareholder of the Westport Funds, you do not incur any transaction costs.

                                                                                   Expenses Paid
                                                                                    During the     Net Expense      Total Return
                                                     Beginning        Ending        Six Months         Ratio         Six Months
                                                   Account Value  Account Value        Ended        Annualized         Ended
                                                   July 1, 2005    Dec. 31, 2005   Dec. 31, 2005*  Dec. 31, 2005   Dec. 31, 2005
                                                   -------------   -------------   -------------   -------------   --------------
Westport Fund
 Class R Actual                                      $1,000.00       $1,043.90         $7.47           1.45%            4.39%
 Class R Hypothetical (5% return before expenses)    $1,000.00       $1,017.46         $7.38           1.45%            2.52%
 Class I Actual                                      $1,000.00       $1,043.60         $7.57           1.47%            4.36%
 Class I Hypothetical (5% return before expenses)    $1,000.00       $1,017.80         $7.48           1.47%            2.52%
Westport Select Cap Fund
 Class R Actual                                      $1,000.00       $1,023.00         $6.68           1.31%            2.30%
 Class R Hypothetical (5% return before expenses)    $1,000.00       $1,018.60         $6.67           1.31%            2.52%
 Class I Actual                                      $1,000.00       $1,024.20         $5.56           1.09%            2.42%
 Class I Hypothetical (5% return before expenses)    $1,000.00       $1,019.86         $5.55           1.09%            2.52%


* Expenses are equal to each Fund's annualized expense ratio as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by [# of days in most recent fiscal half-year divided by # of days in current fiscal year (184/365)] (to reflect the one-half year period).

THE WESTPORT FUNDS
REPRESENTATION OF PORTFOLIO HOLDINGS
December 31, 2005 (Unaudited)
================================================================================

The illustrations below provide the industry allocations for the Westport Fund and the Westport Select Cap Fund.

Westport Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Business Products & Services                19.5
Industrial Specialty Products               15.9
Oil & Gas Producers                         13.0
Health Care Products & Services             12.4
Consumer Products & Services                 7.8
Regional Banks & Thrifts                     6.7
Chemicals                                    4.3
Broadcasting/Cable TV/Advertising            4.1
Medical Products & Services                  3.9
Transportation                               3.3
Communications Equipment & Services          2.3
Insurance                                    1.6
Oil & Gas Services                           1.1
Other                                        2.1
Cash & Cash Equivalents                      2.0
                                           -----
Total                                      100.0
                                           =====

Westport Select Cap Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Business Products & Services                15.4
Consumer Products & Services                14.9
Health Care Products & Services             13.0
Regional Banks & Thrifts                    12.0
Industrial Specialty Products               10.7
Oil & Gas Producers                          7.4
Insurance                                    5.9
Industrial Services                          5.6
Broadcasting/Cable TV/Advertising            4.0
Communications Equipment & Services          2.0
Transportation                               1.6
Real Estate & Construction                   1.6
Chemicals                                    1.4
Security Products & Services                 1.4
Other                                        0.1
Cash & Cash Equivalents                      3.0
                                           -----
Total                                      100.0
                                           =====

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
December 31, 2005
================================================================================

                                                                                    Market
COMMON STOCKS -- 98.0%                                          Shares               Value
-----------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 4.1%
Cox Radio, Inc. - Class A(a)                                        106,000    $      1,492,480
Interpublic Group of Companies, Inc.(a)                             110,200           1,063,430
                                                                               ----------------
                                                                                      2,555,910
                                                                               ----------------

Business Products & Services -- 19.5%
CACI International, Inc.(a)                                          32,500           1,864,850
Ceridian Corp.(a)                                                    65,000           1,615,250
ChoicePoint, Inc.(a)                                                 40,000           1,780,400
Computer Associates International, Inc.                              70,000           1,973,300
Diebold, Inc.                                                        35,000           1,330,000
MRO Software, Inc.(a)                                                50,000             702,000
Parametric Technology Corp.(a)                                      120,000             732,000
Synopsys, Inc.(a)                                                   100,000           2,006,001
                                                                               ----------------
                                                                                     12,003,801
                                                                               ----------------

Chemicals -- 4.3%
Praxair, Inc.                                                        50,000           2,648,000
                                                                               ----------------

Communications Equipment & Services -- 2.3%
Rockwell Collins, Inc.                                               31,000           1,440,570
                                                                               ----------------

Consumer Products & Services -- 7.8%
Claire's Stores, Inc.                                                70,000           2,045,400
Del Monte Foods Company(a)                                           90,000             938,700
Too, Inc.(a)                                                         65,000           1,833,650
                                                                               ----------------
                                                                                      4,817,750
                                                                               ----------------

Healthcare Products & Services -- 12.4%
Caremark Rx, Inc.(a)                                                 66,375           3,437,561
Laboratory Corporation of America Holdings(a)                        60,000           3,231,000
Lincare Holdings, Inc.(a)                                            24,000           1,005,840
                                                                               ----------------
                                                                                      7,674,401
                                                                               ----------------

Industrial Specialty Products -- 15.9%
Amphenol Corp.                                                       30,000           1,327,800
FEI Company(a)                                                       12,000             230,040
International Rectifier Corp.(a)                                     40,000           1,276,000
Pall Corp.                                                           63,500           1,705,610
Precision Castparts Corp.                                            76,000           3,937,560
QLogic Corp.(a)                                                      20,000             650,200
Texas Instruments, Inc.                                              20,064             643,452
                                                                               ----------------
                                                                                      9,770,662
                                                                               ----------------

Insurance -- 1.6%
Hilb, Rogal & Hobbs Company                                          25,400             978,154
                                                                               ----------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005
================================================================================

                                                                                    Market
COMMON STOCKS -- 98.0% (Continued)                              Shares               Value
-----------------------------------------------------------------------------------------------
Medical Products & Services -- 3.9%
Abbott Laboratories                                                  37,500    $      1,478,625
Schering-Plough Corp.                                                45,000             938,250
                                                                               ----------------
                                                                                      2,416,875
                                                                               ----------------

Oil & Gas Producers -- 13.0%
Anadarko Petroleum Corp.                                             27,000           2,558,250
EOG Resources, Inc.                                                  52,500           3,851,925
Pogo Producing Company                                               32,500           1,618,825
                                                                               ----------------
                                                                                      8,029,000
                                                                               ----------------

Oil & Gas Services -- 1.1%
Helmerich & Payne, Inc.                                              11,000             681,010
                                                                               ----------------

Regional Banks & Thrifts -- 6.7%
Cullen/Frost Bankers, Inc.                                           35,500           1,905,640
Sterling Financial Corp.                                             24,157             603,442
SunTrust Banks, Inc.                                                 22,500           1,637,100
                                                                               ----------------
                                                                                      4,146,182
                                                                               ----------------

Transportation -- 3.3%
FedEx Corp.                                                          20,000           2,067,800
                                                                               ----------------

Other -- 2.1%                                                                         1,305,200
                                                                               ----------------

TOTAL COMMON STOCKS (Cost $47,164,541)                                         $     60,535,315
                                                                               ----------------

MONEY MARKETS -- 2.6%
First American Treasury (Cost $1,594,209)                         1,594,209    $      1,594,209
                                                                               ----------------

Total Investment Securities -- 100.6% (Cost $48,758,750)                       $     62,129,524
                                                                               ----------------

Liabilities In Excess Of Other Assets -- (0.6%)                                        (348,804)
                                                                               ----------------

Net Assets -- 100.0%                                                           $     61,780,720
                                                                               ================

(a) Non-income producing security.
See accompanying notes to financial statements.

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
================================================================================

                                                                                    Market
COMMON STOCKS -- 97.0%                                          Shares               Value
-----------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 4.0%
Beasley Broadcast Group, Inc.                                       604,499    $      8,166,781
Cox Radio, Inc. - Class A(a)                                        861,900          12,135,552
Emmis Communications Corp.(a)                                     1,344,720          26,773,376
Young Broadcasting, Inc.(a)                                       1,003,100           2,608,060
                                                                               ----------------
                                                                                     49,683,769
                                                                               ----------------

Business Products & Services -- 15.4%
CACI International, Inc.(a)                                         584,800          33,555,824
Ceridian Corp.(a)                                                   785,000          19,507,250
Computer Associates International, Inc.                           1,461,370          41,196,020
IMS Health, Inc.                                                    850,526          21,195,108
Map Info Corp.(a)                                                 1,096,800          13,830,648
MRO Software, Inc.(a)                                               451,100           6,333,444
Perot Systems Corp. - Class A(a)                                  1,523,800          21,546,532
Synopsys, Inc.(a)                                                   975,500          19,568,530
TriZetto Group, Inc.(a)                                           1,014,863          17,242,522
                                                                               ----------------
                                                                                    193,975,878
                                                                               ----------------

Chemicals -- 1.4%
Lubrizol Corp.                                                      410,000          17,806,300
                                                                               ----------------

Communications Equipment & Services -- 2.0%
Alltel Corp.                                                        263,267          16,612,147
General Communication, Inc. - Class A(a)                            839,450           8,671,519
                                                                               ----------------
                                                                                     25,283,666
                                                                               ----------------

Consumer Products & Services -- 14.9%
Applebee's International, Inc.                                      663,300          14,983,947
Big Lots, Inc.(a)                                                 1,360,906          16,344,481
Constellation Brands, Inc. - Class A(a)                             890,200          23,349,946
Darden Restaurants, Inc.                                          1,146,300          44,568,144
Del Monte Foods Company(a)                                        1,713,000          17,866,590
Orient Express Hotels Ltd. - Class A                                979,100          30,861,232
Ruby Tuesday, Inc.                                                  890,200          23,047,278
Saks, Inc.(a)                                                       912,600          15,386,436
                                                                               ----------------
                                                                                    186,408,054
                                                                               ----------------

Healthcare Products & Services -- 13.0%
Caremark Rx, Inc.(a)                                              1,915,100          99,183,029
Triad Hospitals, Inc.(a)                                            449,200          17,622,116
Universal Health Services, Inc. - Class B                           985,200          46,048,248
                                                                               ----------------
                                                                                    162,853,393
                                                                               ----------------

Industrial Services -- 5.6%
DeVry, Inc.(a)                                                    1,275,000          25,500,000
ITT Educational Services, Inc.(a)                                   760,700          44,964,977
                                                                               ----------------
                                                                                     70,464,977
                                                                               ----------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005
================================================================================

                                                                                    Market
COMMON STOCKS -- 97.0% (Continued)                              Shares               Value
-----------------------------------------------------------------------------------------------
Industrial Specialty Products -- 10.7%
Charles River Laboratories International, Inc.(a)                   701,300    $     29,714,081
Fairchild Semiconductor Corp.(a)                                    400,000           6,764,000
Fisher Scientific International, Inc.(a)                            400,500          24,774,930
JLG Industries, Inc.                                                390,250          17,818,815
Precision Castparts Corp.                                           676,600          35,054,646
QLogic Corp.(a)                                                     400,000          13,004,000
Rogers Corp.(a)                                                     164,800           6,456,864
                                                                               ----------------
                                                                                    133,587,336
                                                                               ----------------

Insurance -- 5.9%
Arthur J. Gallagher & Company                                       503,600          15,551,168
Brown & Brown, Inc.                                                 765,200          23,369,208
Hilb, Rogal & Hobbs Company                                         900,000          34,659,000
                                                                               ----------------
                                                                                     73,579,376
                                                                               ----------------

Oil & Gas Producers -- 7.4%
Houston Exploration Company(a)                                      725,500          38,306,400
Pogo Producing Company                                              531,300          26,464,053
Stone Energy Corp.(a)                                               600,000          27,318,000
                                                                               ----------------
                                                                                     92,088,453
                                                                               ----------------

Real Estate & Construction -- 1.6%
St. Joe Company (The)                                               288,450          19,389,609
                                                                               ----------------

Regional Banks & Thrifts -- 12.0%
BankUnited Financial Corp. - Class A                              1,088,700          28,926,758
Downey Financial Corp.                                              120,000           8,206,800
Fifth Third Bancorp                                                 563,621          21,259,784
Hudson United Bancorp                                               294,250          12,264,340
People's Bank                                                       714,375          22,188,488
Sovereign Bancorp, Inc.                                             543,421          11,748,762
Sterling Financial Corp.                                            619,618          15,478,058
Taylor Capital Group, Inc.                                          491,000          19,836,400
The South Financial Group, Inc.                                     368,400          10,145,736
                                                                               ----------------
                                                                                    150,055,126
                                                                               ----------------

Security Products & Services -- 1.4%
Checkpoint Systems, Inc.(a)                                         686,600          16,924,690
                                                                               ----------------

Transportation -- 1.6%
EGL Inc.(a)                                                         345,000          12,961,650
Florida East Coast Industries, Inc.                                 161,891           6,859,322
                                                                               ----------------
                                                                                     19,820,972
                                                                               ----------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005
================================================================================

                                                                                    Market
COMMON STOCKS -- 97.0% (Continued)                              Shares               Value
-----------------------------------------------------------------------------------------------
Other -- 0.1%                                                                  $        797,500
                                                                               ----------------

TOTAL COMMON STOCKS (Cost $705,085,777)                                        $  1,212,719,099
                                                                               ----------------

MONEY MARKETS -- 0.3%
First American Treasury (Cost $3,539,294)                         3,539,294    $      3,539,294
                                                                               ----------------

===============================================================================================
                                                                                     Market
U.S. Government Treasury Obligations -- 2.6%                   Par Value              Value
-----------------------------------------------------------------------------------------------
U.S. Treasury Bill, 3.860%, 1/19/06                        $      7,500,000    $      7,486,898
U.S. Treasury Bill, 3.925%, 3/2/06                               15,000,000          14,906,565
U.S. Treasury Bill, 3.963%, 3/23/06                              10,000,000           9,913,420
                                                                               ----------------

Total U.S. Government Treasury Obligations
  (Cost $32,302,288)                                                           $     32,306,883
                                                                               ----------------

Total Investment Securities -- 99.9% (Cost $740,927,359)                       $  1,248,565,276

Other Assets In Excess Of Liabilities -- 0.1%                                           791,467
                                                                               ----------------

Net Assets -- 100.0%                                                           $  1,249,356,743
                                                                               ================

(a) Non-income producing security.
See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005
================================================================================

                                                                                                   Westport
                                                                              Westport            Select Cap
                                                                                Fund                 Fund
--------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At acquisition cost                                                     $     48,758,750    $    740,927,359
                                                                          ================    ================
  At market value (Note 2)                                                $     62,129,524    $  1,248,565,276
Dividends and interest receivables                                                  10,512             748,563
Receivable for capital shares sold                                                  82,282           2,096,423
Receivable for securities sold                                                     515,990                  --
Other assets                                                                        29,654              30,377
                                                                          ----------------    ----------------
  TOTAL ASSETS                                                                  62,767,962       1,251,440,639
                                                                          ----------------    ----------------

LIABILITIES
Payable for capital shares redeemed                                                840,169             476,493
Payable to Adviser (Note 4)                                                         52,187           1,088,913
Payable to affiliates (Note 4)                                                      25,476             201,624
Payable to trustees                                                                 10,153              10,153
Other accrued expenses and liabilities                                              59,257             306,713
                                                                          ----------------    ----------------
  TOTAL LIABILITIES                                                                987,242           2,083,896
                                                                          ----------------    ----------------

NET ASSETS                                                                $     61,780,720    $  1,249,356,743
                                                                          ================    ================

Net assets consist of:
Paid-in capital                                                           $     48,420,510    $    741,780,966
Accumulated net realized losses from security transactions                         (10,564)            (62,140)
Net unrealized appreciation on investments                                      13,370,774         507,637,917
                                                                          ----------------    ----------------
Net assets                                                                $     61,780,720    $  1,249,356,743
                                                                          ================    ================

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares                                 $     51,842,810    $    440,810,557
                                                                          ================    ================
Shares of beneficial interest outstanding (unlimited number
 of shares authorized, no par value) (Note 5)                                    2,746,747          18,244,100
                                                                          ================    ================
Net asset value, offering price and redemption price per share (Note 2)   $          18.87    $          24.16
                                                                          ================    ================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares                                 $      9,937,910    $    808,546,186
                                                                          ================    ================
Shares of beneficial interest outstanding (unlimited number
 of shares authorized, no par value) (Note 5)                                      528,554          32,970,348
                                                                          ================    ================
Net asset value, offering price and redemption price per share (Note 2)   $          18.80    $          24.52
                                                                          ================    ================

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================

                                                                                              Westport
                                                                          Westport           Select Cap
                                                                            Fund                Fund
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                           $        428,818    $      6,951,098
  Interest                                                                     104,017             487,098
  Other (Note 2)                                                                    --              45,189
                                                                      ----------------    ----------------
    TOTAL INVESTMENT INCOME                                                    532,835           7,483,385
                                                                      ----------------    ----------------

EXPENSES
  Investment advisory fees (Note 4)                                            594,277          12,720,046
  Shareholder servicing fees, Class R (Note 4)                                  62,100             575,000
  Administration fees (Note 4)                                                  53,884             491,783
  Transfer agent fees, Class R (Note 4)                                         65,500             466,500
  Transfer agent fees, Class I (Note 4)                                          9,100             109,000
  Professional fees                                                             30,833              62,607
  Custodian fees                                                                 5,384              76,500
  Accounting services fees (Note 4)                                             24,999              56,100
  Shareholder reporting costs                                                   11,841              74,500
  Insurance expense                                                              9,876              55,962
  Trustees' fees and expenses                                                   20,750              20,750
  Postage and supplies                                                          11,299              20,675
  Registration fees, Class R                                                    20,273              35,850
  Registration fees, Class I                                                    17,077              24,231
  Compliance fees and expenses                                                  17,064              47,935
  Other expenses                                                                 4,517               1,601
                                                                      ----------------    ----------------
    TOTAL EXPENSES                                                             958,774          14,839,040
                                                                      ----------------    ----------------

NET INVESTMENT LOSS                                                           (425,939)         (7,355,655)
                                                                      ----------------    ----------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                              4,219,262          97,752,447
  Net change in unrealized appreciation/depreciation on investments          3,536,539          16,666,773
                                                                      ----------------    ----------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                             7,755,801         114,419,220
                                                                      ----------------    ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $      7,329,862    $    107,063,565
                                                                      ================    ================

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                 Westport Fund                      Westport Select Cap Fund
                                                      ----------------------------------------------------------------------------
                                                        For the Year        For the Year        For the Year        For the Year
                                                           Ended               Ended               Ended               Ended
                                                        December 31,        December 31,        December 31,        December 31,
                                                            2005                2004                2005                2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss                                 $       (425,939)   $       (270,666)   $     (7,355,655)   $     (7,422,005)
  Net realized gains from security transactions              4,219,262             652,131          97,752,447          46,675,326
  Net change in unrealized appreciation/
   depreciation on investments                               3,536,539           4,850,669          16,666,773         100,323,985
                                                      ----------------    ----------------    ----------------    ----------------
Net increase in net assets from operations                   7,329,862           5,232,134         107,063,565         139,577,306
                                                      ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains, Class R                          (3,356,875)           (331,730)        (33,877,795)                 --
  From net realized gains, Class I                            (635,922)           (121,863)        (61,822,221)                 --
                                                      ----------------    ----------------    ----------------    ----------------
Decrease in net assets from distributions to
 shareholders                                               (3,992,797)           (453,593)        (95,700,016)                 --
                                                      ----------------    ----------------    ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
  Proceeds from shares sold                                 65,937,185           3,896,771          95,549,024         116,259,988
  Reinvested Dividends                                       3,306,658             330,255          33,687,930                  --
  Payments for shares redeemed                             (47,134,687)         (6,587,878)       (159,286,319)       (152,592,777)
                                                      ----------------    ----------------    ----------------    ----------------

Net increase (decrease) in net assets from Class R
 share transactions                                         22,109,156          (2,360,852)        (30,049,365)        (36,332,789)
                                                      ----------------    ----------------    ----------------    ----------------

CLASS I
  Proceeds from shares sold                                  1,010,000           4,817,901          67,291,162         156,159,647
  Reinvested Dividends                                         635,922             121,863          48,168,369                  --
  Payments for shares redeemed                              (2,000,743)           (396,816)        197,804,708        (407,123,901)
                                                      ----------------    ----------------    ----------------    ----------------

Net increase (decrease) in net assets from Class I
 share transactions                                           (354,821)          4,542,948         (82,345,177)       (250,964,254)
                                                      ----------------    ----------------    ----------------    ----------------

Net increase (decrease) in net assets from
 capital share transactions                                 21,754,335           2,182,096        (112,394,542)       (287,297,043)
                                                      ----------------    ----------------    ----------------    ----------------

TOTAL INCREASE (DECREASE)  IN NET ASSETS                    25,091,400           6,960,637        (101,030,993)       (147,719,737)

NET ASSETS:
  Beginning of year                                         36,689,320          29,728,683       1,350,387,736       1,498,107,473
                                                      ----------------    ----------------    ----------------    ----------------
  End of year                                         $     61,780,720    $     36,689,320    $  1,249,356,743    $  1,350,387,736
                                                      ================    ================    ================    ================

ACCUMULATED NET INVESTMENT LOSS                       $             --    $             --    $             --    $             --
                                                      ================    ================    ================    ================

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class R
                                                     ----------------------------------------------------------------------------
                                                     For the Year    For the Year    For the Year    For the Year    For the Year
                                                        Ended           Ended           Ended           Ended           Ended
                                                     December 31,    December 31,    December 31,    December 31,    December 31,
                                                         2005            2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                 $      18.05    $      15.64    $      12.09    $      14.55    $      14.37
                                                     ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment loss                                       (0.13)          (0.14)          (0.10)          (0.10)          (0.08)
  Net realized and unrealized gains (losses)
   on investments                                            2.23            2.78            3.65           (2.36)           0.65
                                                     ------------    ------------    ------------    ------------    ------------
Total from investment operations                             2.10            2.64            3.55           (2.46)           0.57
                                                     ------------    ------------    ------------    ------------    ------------

Less distributions:
  From net realized gains                                   (1.28)          (0.23)             --              --           (0.39)
                                                     ------------    ------------    ------------    ------------    ------------

Net asset value at end of year                       $      18.87    $      18.05    $      15.64    $      12.09    $      14.55
                                                     ============    ============    ============    ============    ============

Total return                                                11.62%          16.85%          29.36%         (16.91%)          3.99%
                                                     ============    ============    ============    ============    ============

Net assets at end of year (000's)                    $     51,843    $     26,827    $     25,570    $     16,434    $     11,737
                                                     ============    ============    ============    ============    ============

Ratio of net expenses to average net assets                  1.45%           1.50%           1.50%           1.50%           1.50%

Ratio of gross expenses to average net assets(A)             1.45%           1.83%           1.99%           1.76%           1.63%

Ratio of net investment loss to average net assets          (0.63%)         (0.82%)         (0.83%)         (0.80%)         (0.54%)

Portfolio turnover rate                                        45%             30%              9%             40%             15%

(A) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                            Per Share Data for a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     Class I
                                                   ----------------------------------------------------------------------------
                                                   For the Year    For the Year    For the Year    For the Year    For the Year
                                                      Ended           Ended           Ended           Ended           Ended
                                                   December 31,    December 31,    December 31,    December 31,    December 31,
                                                       2005            2004            2003            2002          2001(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             $      17.98    $      15.59    $      12.05    $      14.55    $      14.96
                                                   ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment loss                                     (0.13)          (0.10)          (0.11)          (0.15)          (0.06)
  Net realized and unrealized gains
   (losses) on investments                                 2.23            2.72            3.65           (2.35)           0.04
                                                   ------------    ------------    ------------    ------------    ------------
Total from investment operations                           2.10            2.62            3.54           (2.50)          (0.02)
                                                   ------------    ------------    ------------    ------------    ------------

Less distributions:
  From net realized gains                                 (1.28)         (0.23)              --              --           (0.39)
                                                   ------------    ------------    ------------    ------------    ------------

Net asset value at end of period                   $      18.80    $      17.98    $      15.59    $      12.05    $      14.55
                                                   ============    ============    ============    ============    ============

Total return                                              11.67%          16.78%          29.38%         (17.18%)         (0.11%)(B)
                                                   ============    ============    ============    ============    ============

Net assets at end of period (000's)                $      9,938    $      9,862    $      4,159    $      2,888    $      9,234
                                                   ============    ============    ============    ============    ============

Ratio of net expenses to average net assets                1.47%           1.50%           1.50%           1.50%           1.50% (C)

Ratio of gross expenses to average net assets(D)           1.47%           2.00%           2.42%           2.08%           1.91% (C)

Ratio of net investment loss to average net assets        (0.71%)         (0.80%)         (0.83%)         (0.81%)         (0.54%)(C)

Portfolio turnover rate                                      45%             30%              9%             40%             15% (C)

(A) Represents the period from the commencement of operations (February 9, 2001) through December 31, 2001.
(B)   Not annualized.
(C)   Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class R
                                                     ----------------------------------------------------------------------------
                                                     For the Year    For the Year    For the Year    For the Year    For the Year
                                                        Ended           Ended           Ended           Ended           Ended
                                                     December 31,    December 31,    December 31,    December 31,    December 31,
                                                         2005            2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                 $      24.06    $      21.79    $      16.49    $      19.45    $      18.23
                                                     ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment loss                                       (0.18)          (0.16)          (0.13)          (0.12)          (0.05)
  Net realized and unrealized gains (losses)
   on investments                                            2.27            2.43            5.43           (2.84)           1.55
                                                     ------------    ------------    ------------    ------------    ------------
Total from investment operations                             2.09            2.27            5.30           (2.96)           1.50
                                                     ------------    ------------    ------------    ------------    ------------

Less distributions:
  From net realized gains                                   (1.99)             --              --              --           (0.28)
                                                     ------------    ------------    ------------    ------------    ------------

Net asset value at end of year                       $      24.16    $      24.06    $      21.79    $      16.49    $      19.45
                                                     ============    ============    ============    ============    ============

Total return                                                 8.63%          10.42%          32.14%         (15.22%)          8.22%
                                                     ============    ============    ============    ============    ============

Net assets at end of year (000's)                    $    440,811    $    466,753    $    456,641    $    314,404    $    209,605
                                                     ============    ============    ============    ============    ============

Ratio of net expenses to average net assets                  1.31%           1.35%           1.34%           1.29%           1.24%

Ratio of gross expenses to average net assets                1.31%           1.35%           1.34%           1.29%           1.24%

Ratio of net investment income (loss)
 to average net assets                                      (0.74%)         (0.70%)         (0.74%)         (0.74%)         (0.33%)

Portfolio turnover rate                                         2%              9%             12%              4%             11%

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Class I
                                                     ----------------------------------------------------------------------------
                                                     For the Year    For the Year    For the Year    For the Year    For the Year
                                                        Ended           Ended           Ended           Ended           Ended
                                                     December 31,    December 31,    December 31,    December 31,    December 31,
                                                         2005            2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                 $      24.34    $      21.99    $      16.59    $      19.53    $      18.28
                                                     ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment loss                                       (0.12)          (0.12)          (0.09)          (0.09)          (0.03)
  Net realized and unrealized gains (losses)
   on investments                                            2.29            2.47            5.49           (2.85)           1.56
                                                     ------------    ------------    ------------    ------------    ------------
Total from investment operations                             2.17            2.35            5.40           (2.94)           1.53
                                                     ------------    ------------    ------------    ------------    ------------

Less distributions:
  From net realized gains                                   (1.99)             --              --              --           (0.28)
                                                     ------------    ------------    ------------    ------------    ------------

Net asset value at end of year                       $      24.52    $      24.34    $      21.99    $      16.59    $      19.53
                                                     ============    ============    ============    ============    ============

Total return                                                 8.86%          10.69%          32.55%         (15.05%)          8.36%
                                                     ============    ============    ============    ============    ============

Net assets at end of year (000's)                    $    808,546    $    883,635    $  1,041,467    $    683,751    $    672,016
                                                     ============    ============    ============    ============    ============

Ratio of net expenses to average net assets                  1.09%           1.09%           1.09%           1.07%           1.13%

Ratio of gross expenses to average net assets                1.09%           1.09%           1.09%           1.07%           1.13%

Ratio of net investment income (loss)
 to average net assets                                      (0.49%)        (0.44%)          (0.49%)         (0.53%)         (0.21%)

Portfolio turnover rate                                         2%              9%             12%              4%             11%

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
================================================================================

1. Organization

The Westport Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Select Cap Fund (the "Funds"). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

The Westport Select Cap Fund seeks long-term capital appreciation. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $4 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that
(i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2. Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other income represents an adjustment to expenses accrued that were previously overestimated.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2005, and December 31, 2004 is as follows:

----------------------------------------------------------------------------------------
                                      Westport Fund           Westport Select Cap Fund
----------------------------------------------------------------------------------------
                               For the Year   For the Year   For the Year   For the Year
                                   Ended          Ended          Ended          Ended
                                 Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                   2005           2004           2005           2004
----------------------------------------------------------------------------------------
From ordinary income           $         --   $     87,802   $         --   $         --
From long-term capital gains      3,992,797        365,791     95,700,016             --
                               ------------   ------------   ------------   ------------
                               $  3,992,797   $    453,593   $ 95,700,016   $         --
                               ============   ============   ============   ============
----------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item for the year ended December 31, 2005:

--------------------------------------------------------------------------------
                                                                     Westport
                                                 Westport             Select
                                                   Fund              Cap Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation                 $  15,922,890       $ 539,968,077
Gross unrealized depreciation                    (2,562,680)        (32,392,300)
                                              -------------       -------------
Net unrealized appreciation/
  Total accumulated earnings                  $  13,360,210       $ 507,575,777
                                              =============       =============
Federal income tax cost*                      $  48,769,314       $ 740,989,499
                                              =============       =============
--------------------------------------------------------------------------------

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

As of December 31, 2005, the Funds have utilized the following capital loss carryforwards:

--------------------------------------------------------------------------------
                                                Balance as of
                                  Utilized       December 31,      Expiration
                                 During 2005         2005             Date
--------------------------------------------------------------------------------
Westport Fund                  $           --   $           --               NA
Westport Select Cap Fund       $      354,695   $           --               NA
--------------------------------------------------------------------------------

Reclassification of capital accounts - The following reclassifications made by the Funds during the year ended December 31, 2005, are primarily the result of differences in the tax treatment of net investment losses and distributions in excess of realized gains:

--------------------------------------------------------------------------------
                                                                  Accumulated
                              Accumulated Net      Paid-in        Net Realized
                              Investment Loss      Capital       Gains (Losses)
--------------------------------------------------------------------------------
Westport Fund                 $      425,939   $     (281,434)   $     (144,505)
Westport Select Cap Fund      $    7,355,655   $   (7,355,847)   $          192
--------------------------------------------------------------------------------

The above reclassifications have no effect on the Funds' net assets or net asset value per share and are designed to present the Funds' capital accounts on a tax basis.

3. Investment Transactions

For the year ended December 31, 2005, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $42,919,861 and $26,439,628, respectively, for the Westport Fund, and $26,564,699 and $269,681,666, respectively, for the Westport Select Cap Fund.

4. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the "Adviser"), Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of average daily net assets for the Westport Fund, and at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust's Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest and taxes) to the extent "Total Annual Fund Operating Expenses" for each class exceed 1.50% of the Fund's average daily net assets attributable to that class of shares (the "Expense Limitation Agreement"). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through December 31, 2005. The expense limitation agreement does not include recapture provisions. No fees were waived by the Adviser in 2005.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, IFS supplies non-investment-related administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. From January 1, 2005 through September 30, 2005, each Fund paid IFS a monthly fee for this service subject to a minimum monthly fee. Effective October 1, 2005, IFS received payment of one fee for both Administration and Accounting services based on the Funds' combined average daily net assets.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from the Funds based on the number and type of shareholder accounts. In addition, each Fund reimburses IFS out-of-pocket expenses including, but not limited to, postage and supplies. From January 1, 2005 through September 30, 2005, each Fund paid IFS a monthly fee based on the number of shareholder accounts in each class, subject to a minimum monthly fee for each class of shares. Effective October 1, 2005, IFS received payment based on the Funds' combined number and type of shareholder accounts.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. From January 1, 2005 through September 30, 2005, each Fund paid IFS a monthly fee for this service subject to a minimum monthly fee. Effective October 1, 2005, IFS received payment of one fee for both Administration and Accounting services based on the Funds' combined average daily net assets. In addition, each Fund reimburses IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the year ended December 31, 2005, shareholder servicing fees of $62,100 and $575,000 were paid to third party shareholder servicing agents by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

In addition, the Trust receives certain transfer agency services for Class R shares of each Fund not otherwise provided by the Funds' transfer agent, IFS, from various shareholder servicing agents approved by the Trust's Board of Trustees. For the year ended December 31, 2005, transfer agent servicing fees of $45,781 and $428,288 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively to third party shareholder servicing agents.

Under a transfer agent servicing agreement adopted by the Trust with respect to Class I shares of the Westport Select Cap Fund, pursuant to which the Trust receives certain services not otherwise provided by the Funds' transfer agent, IFS, transfer agent servicing fees of $37,623 were paid to third party shareholder servicing agents by Class I shares of the Westport Select Cap Fund for the year ended December 31, 2005.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the "Distributor"). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services and is an affiliate of IFS.

COMPLIANCE SERVICES

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and monitoring of the Funds' policies and procedures, as well as administrative support services to the Funds' Compliance Program.

IFS Financial Services, Inc. provides the Chief Compliance Officer (CCO) to the Funds. The CCO reports directly to the Funds' Board of Trustees and oversees an annual review of the policies and procedures of the Funds and its services providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events. IFS Financial Services, Inc. is an affiliate of IFS.

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

--------------------------------------------------------------------------------------------------------------------
                                                          Westport Fund                 Westport Select Cap Fund
                                                --------------------------------------------------------------------
                                                 For the Year      For the Year      For the Year      For the Year
                                                     Ended             Ended             Ended             Ended
                                                   Dec. 31,          Dec. 31,          Dec. 31,          Dec. 31,
                                                     2005              2004              2005              2004
--------------------------------------------------------------------------------------------------------------------
CLASS R
Shares sold                                          3,469,897           240,329         3,816,713         5,326,500
Shares reinvested                                      174,218            18,348         1,388,620                --
Shares redeemed                                     (2,383,505)         (407,038)       (6,359,205)       (6,880,879)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding        1,260,610          (148,361)       (1,153,872)       (1,554,379)
Shares outstanding, beginning of year                1,486,137         1,634,498        19,397,972        20,952,351
                                                --------------    --------------    --------------    --------------
Shares outstanding, end of year                      2,746,747         1,486,137        18,244,100        19,397,972
                                                ==============    ==============    ==============    ==============

CLASS I
Shares sold                                             54,698           299,418         2,667,629         6,937,490
Shares reinvested                                       33,647             6,793         1,956,473                --
Shares redeemed                                       (108,175)          (24,648)       (7,963,819)      (17,992,378)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding          (19,830)          281,563        (3,339,717)      (11,054,888)
Shares outstanding, beginning of year                  548,384           266,821        36,310,065        47,364,953
                                                --------------    --------------    --------------    --------------
Shares outstanding, end of year                        528,554           548,384        32,970,348        36,310,065
                                                ==============    ==============    ==============    ==============
--------------------------------------------------------------------------------------------------------------------

6. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm
================================================================================

To the Shareholders and Board of Trustees
The Westport Funds
Westport, Connecticut

We have audited the accompanying statements of assets and liabilities of The Westport Funds, comprising respectively, the Westport Fund and Westport Select Cap Fund, including the portfolios of investments, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Westport Funds as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 24, 2006

THE WESTPORT FUNDS
OTHER ITEMS
December 31, 2005 (Unaudited)
================================================================================

Quarterly Portfolio Disclosure

A complete uncertified listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, is available on the Funds' website, at http://www.westportfunds.com, within thirty days following the end of each calendar quarter. Interested investors may request a copy of that information, without charge, by calling toll-free 1-888-593-7878. In addition, the Trust files a complete certified listing of portfolio holdings for each Fund with the Securities and Exchange Commission ("Commission") as of the end of the first and third quarters of each fiscal year on Form N-Q within sixty days following the end of each calendar quarter. The complete listing on Form N-Q (i) is available on the Commission's website at http://www.sec.gov;
(ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll-free 1-888-593-7878. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2005 are available (i) on the Funds' website, at http://www.westportfunds.com, (ii) without charge upon request by calling toll-free 1-888-593-7878, or (iii) on the Commission's website at http://www.sec.gov.

Considerations in Approving the Renewal of the Investment Advisory Agreement.

On August 12, 2005, the Board of Trustees, including the trustees who are not parties to the Investment Advisory Agreement between the Trust, on behalf of each Fund, and the Funds' investment adviser ("Advisory Agreement") or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any such party ("Independent Trustees"), considered and approved the renewal of the Advisory Agreement with Westport Advisers, LLC, the investment adviser to the Funds (the "Adviser"), for an additional term of twelve months. Prior to this meeting, the Trustees reviewed materials prepared by the Adviser in response to a letter submitted by counsel to the Board of Trustees requesting that the Adviser provide certain specified information in order for the Trustees to consider the terms of the Advisory Agreement.

At the meeting, the Trustees had the opportunity to meet with representatives of the Adviser and discuss the materials previously provided in response to the request letter. In executive session, the Independent Trustees further reviewed the Advisory Agreement and the materials provided by the Adviser in advance of the meeting. In particular, the Independent Trustees discussed the nature, extent and quality of the advisory services to be provided to the Funds by the Adviser, the investment performance of the Funds and the Adviser, the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds, the extent to which economies of scale would be realized as the Funds grow, whether fee levels reflect these economies of scale for the benefit of Fund investors, and various other matters included within the materials provided by the Adviser. In approving the renewal of the Advisory Agreement, the Independent Trustees, along with the entire Board of Trustees, concluded the following:

Nature, Quality and Extent of Services Provided by the Adviser. The Trustees were satisfied with the nature, quality and extent of the services provided by the Adviser. In reaching this conclusion, the Trustees considered the fact that the Adviser furnishes a continuous investment program for the Funds, makes day-to-day investment decisions for the Funds and manages the Funds' investments in accordance with each Fund's investment policies as stated in the Funds' prospectus. Under the Advisory Agreement, the Adviser also provides investment research and advice to the Funds, determines the securities to be purchased and sold in accordance with the investment objective and policies of each Fund, and selects brokers and dealers to execute portfolio transactions. The Trustees noted that the Adviser also maintains and coordinates the non-investment services needed to keep the Funds functioning, subject to the direction of the Board.

The Trustees considered the Adviser's comparison of commission rates and allocations among the Funds and the clients of Westport Asset Management, Inc. ("WAMI"), an investment adviser affiliated with the Adviser, as well as the Adviser's procedures designed to ensure that transactions are allocated fairly and best execution is sought.

The Trustees also discussed compliance culture and ethics and corresponding costs to the Trust. The Trustees determined that although compliance adds to the Trust's expenses, it is a necessary expense. The Trustees recognized that Trust management was fully supportive of a compliance culture which seeks to ensure that the Trust and its affiliates comply with all applicable laws and regulations.

Performance. The Trustees received and considered comparative performance information prepared by Lipper, Inc. ("Lipper"). The Lipper materials compared, among other things, the performance of the Funds to the performance of a representative group of registered funds selected by Lipper ("Peer Group") and an appropriate benchmark index. Upon reviewing the comparative performance information, the Trustees determined that each Fund's performance was generally above that of its peers since its inception and in the shorter periods, such as year-to-date and one year periods. With respect to the Westport Fund, performance was slightly above the performance of the Peer Group for the 5-year period, while the Fund's performance slightly lagged the performance for the Peer Group for the 3-year period. With respect to the Westport Select Cap Fund, both Class I and R shares, performance lagged the Peer Group for both the 3- and 5-year periods. The Trustees noted that although the Funds' expenses may be higher than the average for their respective Peer Groups, long-term performance has been higher than the average for the Funds' respective Peer Groups.

The Trustees also reviewed the Funds' performance for various periods through June 30, 2005 and noted that long-term performance has been satisfactory on a relative and objective basis, despite short term fluctuations in performance. The Trustees considered the fact that the Funds specifically disclose in their prospectus that they are meant for long term shareholders. The Trustees also reviewed the Funds' historical portfolio turnover.

The Westport Fund, the Trustees discussed the fact that during the prior fiscal year the Adviser had reimbursed expenses and waived fees on the Westport Fund pursuant to an expense limitation agreement, and that a fee cap was still in place for each of the Funds.

The Westport Select Cap Fund's performance was also compared to the performance of institutional client accounts managed by an affiliate of the Adviser. In particular, the performance of the Westport Select Cap Fund since its inception has been similar to the performance of WAMI's institutional client accounts. The Westport Select Cap Fund's performance exceeded WAMI's composite performance for the 1-year, 3-year and since inception time periods and WAMI's composite was better for the 5-year period and was about equal for the year-to-date period.

Costs and Profitability. Comparative data provided to the Trustees also included information pertaining to costs and profitability. The Trustees specifically noted that the Lipper materials provided to the Board indicated that the Funds generally had higher costs than the average member of their respective Lipper Peer Groups. The Trustees determined that the services provided by the Adviser and the fees paid by the Funds to the Adviser are reasonable in light of the services provided by the Adviser and the performance the Adviser has been able to produce for the Funds and, although higher than the average, the Funds' fees are generally consistent with fees paid to other advisers of comparable funds.

The Trustees discussed the Adviser's profitability and the fact that Messrs. Nicklin and Knuth are the owners of the Adviser as well as the portfolio managers and that Messrs. Nicklin and Knuth do not receive a salary for their services as portfolio managers. The Trustees also considered the services provided by the Adviser and the performance the Adviser has been able to produce for the Funds. Based on the comparative data produced by Lipper, the Trustees determined that the Adviser's fee and expense ratio of each Fund are comparable to those of similar funds and that the Adviser's profitability is dependent on the Adviser's ability to manage its costs. Based on its evaluation, the Board concluded that each Fund's advisory fee was fair and reasonable, especially in light of the quality of the services the Adviser has provided in managing the Funds. The Trustees further found that the Adviser's profitability was justified given the Funds' positive performance record over time, noting that performance for the year-to-date, 1-year and since inception periods continued to be above each benchmark, although both Funds have trailed their benchmarks for the 3-year period ended June 30, 2005. The Trustees affirmed that they would continue to monitor performance over the next year.

In comparing the level of services provided to the Funds to the level of services required by institutional clients, the Trustees noted that the level of services provided by the Adviser to the Funds was significantly higher than the level of services provided to WAMI's institutional client accounts, especially in the areas of shareholder interaction and regulatory compliance. In particular, the Adviser provided significant services to the Funds with respect to compliance and oversight of service providers. Despite this discrepancy in the level of service afforded to the Funds and WAMI's institutional clients, the fees charged to the Funds were the same as the fees charged to WAMI's institutional clients added within the past six years. In light of the above, the Trustees determined that the Adviser's profitability was justified given the Funds' positive performance record.

Economies of Scale. The Westport Select Cap Fund is currently closed to new investors and, as a result, growth is limited. The Trustees also noted that the recent surge in sales of shares of the Westport Fund had increased the size of the Fund to a level where the Adviser may not be required to continue to waive fees or reimburse expenses for the Fund, if asset levels are maintained. This would be the first time since the inception of the Westport Fund that fee waivers and expense reimbursements would not be required for the Fund. The Trustees considered whether a breakpoint in the advisory fee for either the Westport Fund or the Westport Select Cap Fund should be requested, and determined, on the basis of the facts above, that a breakpoint was not warranted at this time.

As part of the process of renewing the Advisory Agreement, the Board received detailed materials from the Adviser. The Board also regularly reviews and assesses the quality of the services the Funds receive throughout the year. After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board found that the services provided by the Adviser and the fees paid by the Funds to the Adviser are reasonable and consistent with services rendered by and fees paid to other advisers of comparable funds. The Board also found that the Adviser's profitability was justified given each Fund's positive performance record over time. The Board concluded that the approval of the renewal of the Advisory Agreement was in the best interest of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, unanimously approved the renewal of the Agreement.

Management of the Trust

Listed in the charts below is basic information regarding the Trustees and officers of the Westport Funds (the Trust).

                            Current Position                                Number of Funds
                             with Trust and       Principal Occupation(s)      Overseen            Other
Name/Address/Age         Length of Time Served     During Last 5 Years       within Trust      Directorships
------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:

Raymond J. Armstrong         Trustee                      retired                      2            none
253 Riverside Avenue         11/14/97 -
Westport, CT 06880           present
Age - 80

Stephen E. Milman            Trustee                      retired                      2            none
253 Riverside Avenue         11/14/97 -
Westport, CT 06880           present
Age - 68

D. Bruce Smith, II           Trustee                      retired                      2            none
253 Riverside Avenue         11/14/97 -
Westport, CT 06880           present
Age - 67

INTERESTED TRUSTEE*:

Edmund H. Nicklin, Jr.       Trustee           Managing Director, Westport             2            none
253 Riverside Avenue         11/14/97 -        Advisers LLC; Executive Vice
Westport, CT 06880           present           President, Westport Asset
Age - 59                     President         Management, Inc.
                             9/18/97 -
                             present

* All Interested Trustees are "interested persons" of the Funds as defined in the Investment Company Act of 1940 by virtue of their interest in the investment adviser.

                            Current Position                                Number of Funds
                             with Trust and       Principal Occupation(s)      Overseen            Other
Name/Address/Age         Length of Time Served     During Last 5 Years       within Trust      Directorships
------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST:

Andrew J. Knuth           Executive Vice       Managing Director, Westport         n/a              n/a
253 Riverside Avenue      President            Advisers LLC; Chairman,
Westport, CT 06880        9/18/97 - present    Westport Asset Management,
Age - 67                                       Inc.

Ronald H. Oliver          Executive            Managing Director, Westport         n/a              n/a
253 Riverside Avenue      Vice President,      Advisers LLC;
Westport, CT 06880        Secretary            President, Westport Asset
Age - 77                  9/18/97 - present    Management, Inc.

Terry A. Wettergreen      Vice President       Vice President Operations,          n/a              n/a
253 Riverside Avenue      10/7/99 - present    Westport Advisers, LLC
Westport, CT 06880        Treasurer
Age - 55                  3/8/02 - present

Russell M. Lynch          Vice President       Vice President Marketing,           n/a              n/a
253 Riverside Avenue      10/7/99 - present    Westport Advisers, LLC
Westport, CT 06880
Age - 56

Joseph G. Melcher         Chief Compliance     Senior Compliance Officer,          n/a              n/a
303 Broadway, Suite 1100  Officer              IFS Financial Services, Inc.
Cincinnati, OH 45202      9/24/04 - present    Compliance Manager,
Age - 32                                       CUNA Mutual Group

Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified.

Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilites of their office, or until he or she resigns from office.

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-888-593-7878.

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                                                                              33

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34

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                                                                              35

The Westport Funds

Westport Fund
Westport Select Cap Fund

website: www.westportfunds.com

Shareholder Services
888-593-7878

Investment Adviser
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

Board of Trustees
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
D. Bruce Smith, II

Transfer Agent
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Distributor
IFS Fund Distributors, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The registrant will provide to any person, without charge, upon request, a copy of the aforementioned code of ethics, which can be obtained by writing The Westport Funds at 253 Riverside Avenue, Westport, Connecticut 06880 or calling 1-888-593-7878.

Item 3. Audit Committee Financial Expert.

After considering each audit committee member's background and experience, the Board determined that no member of the registrant's audit committee qualifies for designation as an "audit committee financial expert," as that term has been defined by the Securities and Exchange Commission because no single audit committee member possessed all five attributes, acquired in the manner specified. The Board further concluded that, although none of the registrant's audit committee members qualify for designation as an audit committee financial expert, each audit committee member, and the audit committee as a whole, has sufficient financial expertise to adequately perform its duties pursuant to the registrant's audit committee charter.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees

------------------------------------- -----------------------------------
         December 31, 2005                    December 31, 2004
------------------------------------- -----------------------------------
              $25,500                              $23,500
------------------------------------- -----------------------------------

Such fees represent the aggregate fees billed for the fiscal years ended December 31, 2005 and December 31, 2004 for professional services rendered by Tait, Weller & Baker for the audit of the Trust's annual financial statements.

(b) Audit-Related Fees

------------------------------------- -----------------------------------
         December 31, 2005                    December 31, 2004
------------------------------------- -----------------------------------
               $2,000                               $4,000
------------------------------------- -----------------------------------

For the fiscal year ended December 31, 2005, the Trust was billed the amount shown in the table above for Tait Weller & Baker's services in connection with its review of the unaudited semi-annual financial statements for the six months ended June 30, 2005.

For the fiscal year ended December 31, 2004, the Trust was billed the amount shown in the table above for Tait Weller & Baker's services in connection with its review of the unaudited semi-annual financial statements for the six months ended June 30, 2004.

(c) Tax Fees

------------------------------------- -----------------------------------
         December 31, 2005                    December 31, 2004
------------------------------------- -----------------------------------
               $5,000                               $5,000
------------------------------------- -----------------------------------

"Tax fees" shown in the table above were for services provided by Tait, Weller & Baker in relation to the preparation of excise filings and income tax returns.

(d) All Other Fees

------------------------------------- -----------------------------------
         December 31, 2005                    December 31, 2004
------------------------------------- -----------------------------------
                 $0                                   $0
------------------------------------- -----------------------------------

The Trust was not billed any fees by Tait, Weller & Baker for products and services provided by Tait Weller & Baker, other than the services reported above in items (a) - (c), for the fiscal years ended December 31, 2005 and December 31, 2004.

(e) Pre-Approval Policies and Procedures

                      PRE-APPROVAL POLICIES AND PROCEDURES

                                as adopted by the

                                 AUDIT COMMITTEE
                                       of
                          THE WESTPORT FUNDS ("Trust")


The Sarbanes-Oxley Act of 2002 ("Act")(1) and rules adopted by the Securities and Exchange Commission ("SEC") pursuant to the Act ("Rules")(2) require that the Trust's Audit Committee pre-approve all audit services (as described at Appendix A) and non-audit services provided to the Trust and/or its series (each a "Fund") by its independent accountant ("Auditor"), as well as all non-audit services provided by the Auditor to the Trust's investment adviser and to affiliates of the investment adviser that provide ongoing services to the Trust ("Service Affiliates") if the services directly impact the Trust's operations and financial reporting.

The Auditors may not provide prohibited non-audit services to the Trust or its Service Affiliates. Prohibited non-audit services are described at Appendix B.

The following policies and procedures govern the ways in which the Audit Committee will pre-approve audit and various categories of non-audit services that the Auditor provides to the Trust and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Trust may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.    General

      1.    The  Audit  Committee  must   pre-approve  all  audit  services  and
            non-audit services that the Auditor provides to the Trust.

-------------------

(1)   Pub. L. 107-204, 116 Stat. 745 (2002).

(2)   Sec. Act Rel. No. 8183 (Mar. 20, 2003).

      2. The Audit Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Trust, if the non-audit services to the Service Affiliate directly impact the Trust's operations and financial reporting.

B.    Pre-Approval of Audit Services to the Trust

      1. The Audit Committee shall approve the engagement of an auditor to certify the Trust's financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Delegate. (See Section D below.) In approving the Engagement, the Audit Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Audit Committee to make a reasonable evaluation of the scope of the proposed audit, and the Auditor's qualifications and independence. The Audit Committee also shall consider the Auditor's proposed fees for the engagement, in light of the scope and nature of the audit services that the Trust will receive.

      2. The Audit Committee shall report to the Board of Trustees (the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

      3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not interested persons of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940) ("Independent Trustees").

      4.    To the extent required by law, the Engagement shall be submitted for
            ratification   by   shareholders  at  the  next  annual  meeting  of
            shareholders.

C.    Pre-Approval of Non-Audit  Services to the Trust and to Service Affiliates
      - by Types or Categories of Services

      1. The Audit Committee may pre-approve types of non-audit services to the Trust and its Service Affiliates pursuant to this Section C. In connection with such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

      2. The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix B) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.

      3. Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Trust, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Trust may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Trust's operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year. A non-exclusive list of permissible non-audit services is provided at Appendix C.

      4. The lists submitted to the Audit Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

      5. The Audit Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Trust to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to any conditions or limitations set by the Audit Committee.

      6. The Trust's management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.    Pre-Approval of Non-Audit  Services to the Trust and to Service Affiliates
      - Project-by-Project Basis

      1. The Audit Committee also may pre-approve non-audit services on a project by project basis pursuant to this Section D.

      2. Management of the Trust, in consultation with the Auditor, may submit either to the Audit Committee or to the Delegate, as provided in this Section D, for consideration and action, a pre-approval request identifying one or more non-audit service projects, as well as any material changes proposed in a service that has been pre-approved (including a discussion of the reason for such change). The request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Delegate shall request.

      3. The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a "Delegate") to consider, on the Audit Committee's behalf, (i) any non-audit services, whether to the Trust or to any Service Affiliate, that have not been pre-approved by the Audit Committee or (ii) any proposed material changes to the nature or costs of a non-audit service previously provided. The Delegate may also review, on the Audit Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Trust's management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

      4. The Delegate will review the requested non-audit services or proposed material change in such services and will either:

            (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Trust or to a Service Affiliate; or

            (b) refer such matter to the full Audit Committee for its consideration and action.

      In  considering  any  requested  non-audit  services or proposed  material change in such services, the Delegate shall take into account any restrictions placed by the Audit Committee on his or her pre-approval authority. The Delegate may not pre-approve any project the estimated budget (or budgeted range) of fees of which exceed or may exceed $10,000 per Fund.

      5. The Delegate's pre-approval (or pre-approval subject to conditions) of the requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Trust or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Delegate in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next scheduled meeting. If the Delegate does not or may not (due to the estimated budget of fees exceeding $10,000 per Fund) approve the Auditor providing the requested non-audit service, the matter may be presented by the Delegate, the Trust's Treasurer or President to the full Audit Committee for its consideration and action.

E.    Amendment; Periodic Review

      1.    The Audit Committee may amend these Procedures from time to time.

      2.    These  Procedures  shall  be  reviewed  periodically  by  the  Audit
            Committee.

F.    Recordkeeping

      1. The Trust shall maintain a written record of all decisions made by the Audit Committee or by a Delegate pursuant to these Procedures, together with appropriate supporting material.

      2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

      3. A copy of these Procedures and of any amendments to these Procedures shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.





      Adopted: December 10, 2004

                                   APPENDIX A

                                 AUDIT SERVICES

For purposes of these Procedures, "audit services" provided to the Trust include the following activities:

      1.    Annual audit of the Trust's financial statements.

      2. Limited review of agreed-upon procedures with respect to the Trust's semi-annual financial statements.

      3. Other procedures, including review of tax provisions and registered investment company qualification tests, that need to be performed by the Auditor in order to provide an opinion on the Trust's financial statements, including tests performed to evaluate the Trust's internal control systems, review of information systems and procedures.

      4. Preparation of the Auditor's report on the Trust's internal controls for financial reporting, and related procedures.

      5. Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, including any annual proxy statements, and statutory audits.

      6.    Attendance at any shareholder meeting.

      7. Attendance at audit committee meetings to review audit plan and discuss results.(3)



-----------------

(3)   For other purposes, the definition of "audit services" may differ.

                                   APPENDIX B

                               PROHIBITED SERVICES


In considering whether to pre-approve a service, the Audit Committee should be aware that the Auditor is prohibited from providing certain services to any Investment Company Complex Entity, subject to limited exceptions noted below. Investment Company Complex Entities include:

      1.    The Trust and its investment adviser;

      2. Any entity controlled by or controlling the Trust's investment adviser, and any entity under common control with the Trust's investment adviser if such entity (a) is an investment adviser, or
            (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

      3. Any investment company (including entities that would be investment companies but for the exclusions provided by Section 3(c) of the Investment Company Act of 1940) advised by the Trust's investment manager or investment adviser or by an entity in paragraph 2, above.

      Note: The term "investment adviser" for this purpose does not include a sub-adviser whose role is primarily portfolio management and that is subcontracted with or overseen by another investment adviser.

The Trust's "Investment Company Complex Entities" include:

Westport Advisers, LLC
Westport Asset Management, Inc.
Riverside Associates LP - 1

The following services may not be provided by the Trust's Auditor to an Investment Company Complex Entity, except as noted:

      Bookkeeping or other services related to the accounting records or financial statements of an Investment Company Complex Entity, including:

      o Maintaining or preparing the accounting records for an Investment Company Complex Entity;

      o     Preparing  an  Investment   Company   Complex   Entity's   financial
            statements that are filed with the SEC, or that form the basis for such financial statements; or

      o Preparing or originating source data underlying an Investment Company Complex Entity's financial statements.

      Financial information systems design and implementation, including:

      o     Directly or indirectly  operating,  or supervising the operation of,
            an  Investment  Company  Complex  Entity's   information  system  or
            managing an Investment Company Complex Entity's local area network.

      o Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to an Investment Company Complex Entity's financial statements or other financial information systems taken as a whole.

      Appraisal    or    valuation    services,     fairness    opinions,     or
      contribution-in-kind reports.

      Actuarial services. This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in an Investment Company Complex Entity's financial statements and related accounts. This prohibition does not apply to providing assistance to an Investment Company Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

      Internal audit outsourcing services. This category includes any internal audit service for an Investment Company Complex Entity that has been outsourced by the Investment Company Complex Entity that relates to the Investment Company Complex Entity's internal accounting controls, financial systems, or financial statements.

      Exception: The foregoing services may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of an Investment Company Complex Entity's financial statements.

      Management functions. This category includes acting, temporarily or permanently, as a director, officer, or employee of an Investment Company Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for an Investment Company Complex Entity.

      Human resources. Services in this category are:

      o searching for or seeking out prospective candidates for managerial, executive, or director positions;

      o engaging in psychological testing, or other formal testing or evaluation programs;

      o undertaking reference checks of prospective candidates for an executive or director position;

      o acting as a negotiator on behalf of an Investment Company Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

      o recommending, or advising an Investment Company Complex Entity to hire, a specific candidate for a specific job (except that the Trust's independent accountant may, upon request by an Investment Company Complex Entity, interview candidates and advise the Investment Company Complex Entity on the candidate's competence for financial accounting, administrative, or control positions).

      Broker-dealer,   investment   adviser,  or  investment  banking  services.
      Services in this category are:

      o acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of an Investment Company Complex Entity;

      o making investment decisions on behalf of an Investment Company Complex Entity, or otherwise having discretionary authority over an audit client's investments;

      o     executing a transaction to buy or sell an audit client's investment;
            or

      o having custody of assets of an Investment Company Complex Entity, such as taking temporary possession of securities purchased by an Investment Company Complex Entity.

      Legal services. A prohibited legal service is any service to an Investment Company Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

      Expert services unrelated to the audit. This category includes providing an expert opinion or other expert service for an Investment Company Complex Entity, or an Investment Company Complex Entity's legal representative, for the purpose of advocating an Investment Company Complex Entity's interests in litigation or in a regulatory or administrative proceeding or investigation. This prohibition is not applicable to cases in which the Trust's independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to an Investment Company Complex Entity.

                                   APPENDIX C

                               NON-AUDIT SERVICES


For purposes of these Procedures, the following services are permissible "non-audit services," one or more of which may be pre-approved by the Audit Committee pursuant to Section C of these Procedures.

      1. Audit-Related Services (traditionally performed by the firm engaged as Auditor)

            o     Audit of an employee benefit plan.

            o     Due diligence procedures related to mergers and acquisitions.

            o     Review of internal controls.

            o Consultations concerning financial accounting and reporting standards, regulatory developments and internal controls.

      2.    Tax Services

            o Tax compliance services, including preparation and signing of the Trust's federal and excise tax returns and preparation of the Trust's year-end calculation of its distribution requirements.

            o Tax planning and advice, e.g., compliance with the asset diversification and gross income tests, determining the Trust's distributable income and distributions to manage income and excise taxes, advice relating to reporting distribution information to shareholders (e.g., Forms 1099 information), state, local and foreign tax issues, tax issues relating to the acceptance of new shareholders or the liquidation of existing shareholders, the tax consequences to the Trust of investing in new types of securities or derivatives and the adoption of new tax regulations affecting the Trust. Such planning and advice would include research, discussions, preparation of memoranda and attendance at meetings relating to such matters, as mutually determined to be necessary.

      3.    Other Non-Audit Services

            o     Advisory and consultation services.

            o     Other non-audit services not listed above.

      (2) 0%

(f) Not applicable.

(g) The aggregate non-audit fees billed by Tait Weller & Baker for services rendered to the Trust for the fiscal years ended December 31, 2005 and December 31, 2004 were $5,000 and $5,000, respectively. Tait Weller & Baker did not bill for or render services to (i) the Trust's investment adviser, or (ii) any entity controlling, controlled by, or under common control with the Trust's investment adviser that provides ongoing services to the Trust for the fiscal years ended December 31, 2005 and December 31, 2004.

(h) Not applicable. Tait Weller & Baker did not render services to (i) the Trust's investment adviser, or (ii) any entity controlling, controlled by, or under common control with the Trust's investment adviser that provides ongoing services to the Trust for the fiscal years ended December 31, 2005 and December 31, 2004.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

This information, if applicable, is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics identified in Item 2 of Form N-CSR is filed herewith.

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Item 12(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)


/s/ Edmund H. Nicklin
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Edmund H. Nicklin
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  March 10, 2006

By (Signature and Title)


/s/ Terry A. Wettergreen
---------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  March 10, 2006